Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Columbia Balanced Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Class A
Trading Symbol	CBLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 46	0.91% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[1]
Net Assets	$ 9,790,063,848
Holdings Count | Holding	1,022
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 9,790,063,848
Total number of portfolio holdings	1,022
Portfolio turnover for the reporting period	90%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is subject to change.
Top Holdings
Microsoft Corp .	4.3%
NVIDIA Corp.	3.9%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.8%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.000%	2.6%
Meta Platforms, Inc., Class A	2.0%
Uniform Mortgage-Backed Security TBA 03/13/2054 3.000%	1.8%
iShares Core MSCI EAFE ETF	1.6%
JPMorgan Chase & Co.	1.3%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.500%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp .	4.3%
NVIDIA Corp.	3.9%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.8%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.000%	2.6%
Meta Platforms, Inc., Class A	2.0%
Uniform Mortgage-Backed Security TBA 03/13/2054 3.000%	1.8%
iShares Core MSCI EAFE ETF	1.6%
JPMorgan Chase & Co.	1.3%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.500%	1.3%

Columbia Balanced Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Class C
Trading Symbol	CBLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 84	1.66% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.66%	[1]
Net Assets	$ 9,790,063,848
Holdings Count | Holding	1,022
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 9,790,063,848
Total number of portfolio holdings	1,022
Portfolio turnover for the reporting period	90%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.3%
NVIDIA Corp.	3.9%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.8%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.000%	2.6%
Meta Platforms, Inc., Class A	2.0%
Uniform Mortgage-Backed Security TBA 03/13/2054 3.000%	1.8%
iShares Core MSCI EAFE ETF	1.6%
JPMorgan Chase & Co.	1.3%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.500%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	4.3%
NVIDIA Corp.	3.9%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.8%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.000%	2.6%
Meta Platforms, Inc., Class A	2.0%
Uniform Mortgage-Backed Security TBA 03/13/2054 3.000%	1.8%
iShares Core MSCI EAFE ETF	1.6%
JPMorgan Chase & Co.	1.3%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.500%	1.3%

Columbia Balanced Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Institutional Class
Trading Symbol	CBALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 33	0.66% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 9,790,063,848
Holdings Count | Holding	1,022
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 9,790,063,848
Total number of portfolio holdings	1,022
Portfolio turnover for the reporting period	90%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.3%
NVIDIA Corp.	3.9%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.8%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.000%	2.6%
Meta Platforms, Inc., Class A	2.0%
Uniform Mortgage-Backed Security TBA 03/13/2054 3.000%	1.8%
iShares Core MSCI EAFE ETF	1.6%
JPMorgan Chase & Co.	1.3%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.500%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	4.3%
NVIDIA Corp.	3.9%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.8%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.000%	2.6%
Meta Platforms, Inc., Class A	2.0%
Uniform Mortgage-Backed Security TBA 03/13/2054 3.000%	1.8%
iShares Core MSCI EAFE ETF	1.6%
JPMorgan Chase & Co.	1.3%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.500%	1.3%

Columbia Balanced Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Institutional 2 Class
Trading Symbol	CLREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs fo
r
the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 32	0.63% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 9,790,063,848
Holdings Count | Holding	1,022
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 9,790,063,848
Total number of portfolio holdings	1,022
Portfolio turnover for the reporting period	90%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.3%
NVIDIA Corp.	3.9%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.8%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.000%	2.6%
Meta Platforms, Inc., Class A	2.0%
Uniform Mortgage-Backed Security TBA 03/13/ 2054 3.000%	1.8%
iShares Core MSCI EAFE ETF	1.6%
JPMorgan Chase & Co.	1.3%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.500%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	4.3%
NVIDIA Corp.	3.9%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.8%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.000%	2.6%
Meta Platforms, Inc., Class A	2.0%
Uniform Mortgage-Backed Security TBA 03/13/ 2054 3.000%	1.8%
iShares Core MSCI EAFE ETF	1.6%
JPMorgan Chase & Co.	1.3%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.500%	1.3%

Columbia Balanced Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Institutional 3 Class
Trading Symbol	CBDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 29	0.58% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[1]
Net Assets	$ 9,790,063,848
Holdings Count | Holding	1,022
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 9,790,063,848
Total number of portfolio holdings	1,022
Portfolio turnover for the reporting period	90%
Portfolio turnover for the reporting period excluding to be announced (T B A) securities	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted.
The
Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.3%
NVIDIA Corp.	3.9%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.8%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.000%	2.6%
Meta Platforms, Inc., Class A	2.0%
Uniform Mortgage-Backed Security TBA 03/13/2054 3.000%	1.8%
iShares Core MSCI EAFE ETF	1.6%
JPMorgan Chase & Co.	1.3%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.500%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	4.3%
NVIDIA Corp.	3.9%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.8%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.000%	2.6%
Meta Platforms, Inc., Class A	2.0%
Uniform Mortgage-Backed Security TBA 03/13/2054 3.000%	1.8%
iShares Core MSCI EAFE ETF	1.6%
JPMorgan Chase & Co.	1.3%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.500%	1.3%

Columbia Balanced Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Class R
Trading Symbol	CBLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 inve stment	Cost paid as a percentage of a $10,000 investment
Class R	$ 59	1.16% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.16%	[1]
Net Assets	$ 9,790,063,848
Holdings Count | Holding	1,022
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 9,790,063,848
Total number of portfolio holdings	1,022
Portfolio turnover for the reporting period	90%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to c
h
ange.
Top Holdings
Microsoft Corp.	4.3%
NVIDIA Corp.	3.9%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.8%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.000%	2.6%
Meta Platforms, Inc., Class A	2.0%
Uniform Mortgage- Backed Security TBA 03/13/2054 3.000%	1.8%
iShares Core MSCI EAFE ETF	1.6%
JPMorgan Chase & Co.	1.3%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.500%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	4.3%
NVIDIA Corp.	3.9%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.8%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.000%	2.6%
Meta Platforms, Inc., Class A	2.0%
Uniform Mortgage- Backed Security TBA 03/13/2054 3.000%	1.8%
iShares Core MSCI EAFE ETF	1.6%
JPMorgan Chase & Co.	1.3%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.500%	1.3%

Columbia Balanced Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Class S
Trading Symbol	CBABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of October 2, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 28 (a)	0.68% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 28	[2]
Expense Ratio, Percent	0.68%	[1]
Net Assets	$ 9,790,063,848
Holdings Count | Holding	1,022
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 9,790,063,848
Total number of portfolio holdings	1,022
Portfolio turnover for the reporting period	90%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as
a
percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is su
bject to change.
Top Holdings
Microsoft Corp.	4.3%
NVIDIA Corp.	3.9%
Apple, Inc.	3.9%
Amazon.com, Inc .	2.8%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.000%	2.6%
Meta Platforms, Inc., Class A	2.0%
Uniform Mortgage-Backed Security TBA 03/13/2054 3.000%	1.8%
iShares Core MSCI EAFE ETF	1.6%
JPMorgan Chase & Co.	1.3%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.500%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	4.3%
NVIDIA Corp.	3.9%
Apple, Inc.	3.9%
Amazon.com, Inc .	2.8%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.000%	2.6%
Meta Platforms, Inc., Class A	2.0%
Uniform Mortgage-Backed Security TBA 03/13/2054 3.000%	1.8%
iShares Core MSCI EAFE ETF	1.6%
JPMorgan Chase & Co.	1.3%
Uniform Mortgage-Backed Security TBA 03/13/2055 4.500%	1.3%

[1]	Annualized.
[2]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.